Stock Plans, Share-Based Payments and Warrants (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Option Activity

The following table summarizes the option activity for the years ended December 31, 2017 and 2016:

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2015	4,303,638	$0.65
Options granted	510,520	0.37
Options forfeited or expired	(221,811)	1.04
Outstanding at December 31, 2016	4,592,347	0.60
Options granted	2,311,542	0.44
Options forfeited or expired	(133,112)	0.77
Outstanding at December 31, 2017	6,770,777	$0.55

Summary of Options Exercisable Vested and Expected to Vest

The following table summarizes the options exercisable and vested and expected to vest as of December 31, 2017 and 2016:

	Shares	Weighted Average Exercise Price
Exercisable at December 31, 2016	1,866,019	$0.70
Vested and expected to vest at December 31, 2016	4,434,220	$0.61
Exercisable at December 31, 2017	2,271,527	$0.65
Vested and expected to vest at December 31, 2017	6,509,821	$0.55

Schedule of Fair Value Assumptions

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the below assumptions for the risk-free interest rates, expected dividend yield, expected lives and expected stock price volatility.

	Option Pricing Assumptions
Grant Year	2017	2016
Stock Price Volatility	104.56%	114.63%
Risk-Free Interest Rates	2.19%	1.81%
Expected Life (in years)	6.11	5.83
Expected Dividend Yield	0%	0%

Summary of Restricted Stock Activity

The following table summarizes restricted stock activity for the year end December 31, 2017 and 2016:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2015	501,182	$0.46
Granted	1,047,109	0.35
Vested	(590,955)	0.46
Nonvested at December 31, 2016	957,336	0.35
Granted	817,144	0.50
Vested	(975,093)	0.35
Nonvested at December 31, 2017	799,387	$0.50

Summary of Terms of Outstanding Warrants

The following table summarizes certain terms of all of the Company’s outstanding warrants at December 31, 2017 and 2016:

Total Outstanding Warrants

			Exercise	Total Common Shares Issuable as of December 31,
Title of Warrant	Date Issued	Expiry Date	Price	2017	2016
Equity-classified warrants

May 2015 – private placement warrants	3/18/2015	3/18/2020	$0.85	917,149	917,149
June 2016 – Note and Warrant Agreement	6/7/2016	6/7/2021	$0.30	2,374,000	2,374,000
March 2017 – private placement warrants	3/22/2017	3/22/2022	$0.30	3,807,861	-
Total				7,099,010	3,291,149